UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Raffles Associates, L.P.
Address    One Penn Plaza, Suite 1628  New York, NY  10119



Form 13F File Number:    028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Paul H. O'Leary
Title   President of General Partner
Phone   212 760 2322

Signature, Place, and Date of Signing:

/s/ Paul H. O'Leary       New York, NY        5/11/2012
-------------------       -------------       ---------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      62
Form 13F Information Table Value Total:      124,065   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AIRCASTLE LTD                     COM           G0129K104     1130     92300 SH                                    0        0
AERCAP HOLDINGS NV                SHS           N00985106     3419    307700 SH                                    0        0
ADVANTAGE OIL & GAS LTD           COM           00765F101     1344    400000 SH                                    0        0
ALEXCO RESOURCE CORP              COM           01535P106     8445   1203671 SH                                    0        0
ALLIANCE BANCORP INC PA NEW       COM           01890A108      230     20000 SH                                    0        0
AMERICAN INDEPENDENCE CORP        COM NEW       026760405     1534    337929 SH                                    0        0
AMERICAN INTL GROUP INC           *W EXP 01/19/ 026874156     2128    200000 SH                                    0        0
ARLINGTON ASSET INVT CORP         CL A NEW      041356205     3538    159365 SH                                    0        0
AVALON HLDGS CORP                 CL A          05343P109      937    167307 SH                                    0        0
BCSB BANCORP INC                  COM           055367106      473     35000 SH                                    0        0
BANRO CORP                        COM           066800103     1088    234800 SH                                    0        0
BARCLAYS BK PLC                   IPTH S&P VIX  06740C261     5873    350000 SH                                    0        0
BEACON FED BANCORP INC            COM           073582108      173     12200 SH                                    0        0
CHESAPEAKE LODGING TR             SH BEN INT    165240102      438     24389 SH                                    0        0
COMMAND SEC CORP                  COM           20050L100       69     50000 SH                                    0        0
CROSSROADS SYS INC                COM NEW       22765D209       89     15508 SH                                    0        0
DIGITALGLOBE INC                  COM NEW       25389M877     1668    125000 SH                                    0        0
ELDORADO GOLD CORP NEW            COM           284902103    15255   1110480 SH                                    0        0
FARMERS NATL BANC CORP            COM           309627107      263     40491 SH                                    0        0
FIDELITY BANCORP INC              COM           315831107      464     41687 SH                                    0        0
FIRST PACTRUST BANCORP INC        COM           33589V101      207     17364 SH                                    0        0
FLY LEASING LTD                   SPONSORED ADR 34407D109      592     48506 SH                                    0        0
GASTAR EXPL LTD                   COM NEW       367299203     1777    594404 SH                                    0        0
GEOEYE INC                        COM           37250W108     1813     75320 SH                                    0        0
GLOBECOMM SYSTEMS INC             COM           37956X103      741     51141 SH                                    0        0
HF FINL CORP                      COM           404172108     2049    170900 SH                                    0        0
JPMORGAN CHASE & CO               *W EXP 10/28/ 46634E114     2074    155000 SH                                    0        0
LIBERTY MEDIA CORPORATION         LIB CAP COM A 530322106     1576     17878 SH                                    0        0
MAG SILVER CORP                   COM           55903Q104     4435    437900 SH                                    0        0
MAGNUM HUNTER RES CORP DEL        COM           55973B102     1923    300000 SH                                    0        0
MARKET VECTORS ETF TR             JR GOLD MINER 57060U589     1228     50000 SH  Call                              0        0
MAYS J W INC                      COM           578473100      939     54620 SH                                    0        0
MOUNTAIN PROV DIAMONDS INC        COM NEW       62426E402     7256   1375738 SH                                    0        0
NAPCO SEC TECHNOLOGIES INC        COM           630402105      836    267186 SH                                    0        0
NAUGATUCK VY FINL CORP MD         COM           63906P107     1874    258463 SH                                    0        0
NOVAGOLD RES INC                  COM NEW       66987E206     1077    150000 SH                                    0        0
OBA FINL SVCS INC                 COM           67424G101     2719    190842 SH                                    0        0
OCEAN SHORE HLDG CO NEW           COM           67501R103     1160    100000 SH                                    0        0
OCONEE FED FINL CORP              COM           675607105      135     11451 SH                                    0        0
ORBCOMM INC                       COM           68555P100      195     50640 SH                                    0        0
PNC FINL SVCS GROUP INC           *W EXP 12/31/ 693475121      518     42300 SH                                    0        0
PACIFIC PREMIER BANCORP           COM           69478X105     1165    145673 SH                                    0        0
PARK BANCORP INC                  COM           700164106      119     36550 SH                                    0        0
PEOPLES FED BANCSHARES INC        COM           711037101     1150     71325 SH                                    0        0
PLATINUM GROUP METALS LTD         COM NEW       72765Q205      826    568500 SH                                    0        0
POLYMET MINING CORP               COM           731916102      206    178400 SH                                    0        0
PROVIDENT FINL HLDGS INC          COM           743868101     7369    674192 SH                                    0        0
RED LION HOTELS CORP              COM           756764106     8112    988093 SH                                    0        0
REIS INC                          COM           75936P105     1739    195209 SH                                    0        0
RENTRAK CORP                      COM           760174102      226      9945 SH                                    0        0
SCHOOL SPECIALTY INC              COM           807863105      354    100000 SH                                    0        0
SONDE RES CORP                    COM           835426107     1350    552286 SH                                    0        0
SOUTHERN MO BANCORP INC           COM           843380106     4774    186489 SH                                    0        0
STANDARD FINL CORP MD             COM           853393106     3801    239508 SH                                    0        0
SWISHER HYGIENE INC               COM           870808102      472    191700 SH                                    0        0
U S ENERGY CORP WYO               COM           911805109     1005    317970 SH                                    0        0
VICON INDS INC                    COM           925811101      286     88196 SH                                    0        0
VISHAY PRECISION GROUP INC        COM           92835K103     3040    205000 SH                                    0        0
WELLS FARGO & CO NEW              *W EXP 10/28/ 949746119     1258    125000 SH                                    0        0
WILLIS LEASE FINANCE CORP         COM           970646105      510     39169 SH                                    0        0
WINTHROP RLTY TR                  SH BEN INT NE 976391300     1040     89732 SH                                    0        0
WOLVERINE BANCORP INC             COM           977880103     1581    100700 SH                                    0        0